Share capital and additional paid in capital - Disclosure of changes in combined capital and additional paid in capital (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares		Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance	¥ (43,605)		¥ 438,874			¥ 29,439
Issuance of shares, net	34,112		130,726			3,943,584
Share-based compensation from controlling shareholder ESOP	(810)		5,251			18,163
Conversion of convertible bonds to shares	29,785		319,335
Exercise of options	7,974		2,361			5,422
Ending balance	(754,134)	$ (103,316,000)	(43,605)			438,874
Issued Capital [Member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance	165,183		146,730	[1]		0	[1]
Issuance of shares, net	3,380		7,175			25,910	[1]
Conversion of convertible bonds to shares	1,982		7,807
Exercise of options	16,133		3,471			219	[1]
Ending balance	186,678	25,575,000	165,183			146,730	[1]
Issued Capital [Member] | Common Stock
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance	165,183		146,730
Issuance of shares, net	3,380		7,175
Conversion of convertible bonds to shares	1,982		7,807
Exercise of options	16,133		3,471
Ending balance	186,678		165,183			146,730
Subscription receivable [Member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance	(4,696)		0			0
Issuance of shares, net			(4,696)
Ending balance	(4,696)	(643,000)	(4,696)			0
Treasury shares [Member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance	0
Acquisition of treasury shares	(6,862)
Ending balance	(6,862)	(940,000)	0
Warrant outstanding [Member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance	0
Issuance of shares, net	29,587
Ending balance	29,587	4,053,000	0
Additional paid-in capital
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance	7,196,341		6,358,600			423,329
Issuance of shares, net	1,145		128,247			3,917,674
Share-based compensation from ESOP	161,231		393,825
Share-based compensation from controlling shareholder ESOP	(810)		5,251			18,163
Conversion of convertible bonds to shares	27,803		311,528
Exercise of options	(8,159)		(1,110)			5,203
Capital contributions from non-controlling shareholders	12,133
Ending balance	7,389,684	$ 1,012,383,000	7,196,341			6,358,600
Issued Capital And Additional Paid in Capital
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance	7,356,828		6,505,330
Issuance of shares, net	34,112		130,726
Share-based compensation from ESOP	161,231		393,825
Share-based compensation from controlling shareholder ESOP	(810)		5,251
Conversion of convertible bonds to shares	29,785		319,335
Exercise of options	7,974		2,361
Capital contributions from non-controlling shareholders	12,133
Acquisition of treasury shares	(6,862)
Ending balance	¥ 7,594,391		¥ 7,356,828			¥ 6,505,330
Ordinary shares [member] | Issued Capital [Member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance (in shares) | shares	2,455,202,303	2,455,202,303	2,196,978,125		2,196,978,125
Beginning balance | $		$ 24,552,023			$ 21,969,781
Issuance of share capital, shares | shares	47,619,050	47,619,050	101,000,000		101,000,000
Issuance of shares, net | $		$ 476,191			$ 1,010,000
Conversion of convertible bonds to shares, shares | shares	27,888,690	27,888,690	108,760,310		108,760,310
Conversion of convertible bonds to shares | $		$ 278,887			$ 1,087,603
Exercise of options, shares | shares	226,848,352	226,848,352	48,463,868		48,463,868
Exercise of options | $		$ 2,268,483			$ 484,639
Ending balance (in shares) | shares	2,757,558,395	2,757,558,395	2,455,202,303		2,455,202,303	2,196,978,125
Ending balance | $		$ 27,575,584			$ 24,552,023

[1]	Representing amount less than RMB1,000.